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February 28, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Reference: USAA Mutual Funds Trust

Post-Effective Amendment No. 176 to

Registration Statement on Form N-1A

1933 Act File No. 033-65572

1940 Act File No. 811-7852

Dear Sir or Madam,

On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the "Registrant"), we hereby enclose for filing with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post- Effective Amendment No. 176 (the "Amendment") to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on May 1, 2020, pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment is being filed with respect to the USAA Mutual Funds Trust (Global Managed Volatility Fund, Ultra Short-

Term Bond Fund, Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement

2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund, Target Retirement 2060 Fund, and all relevant share classes) (1) to revise the prospectuses and statements of additional information to reflect Victory Capital Management Inc., as the new investment adviser, and Victory Capital Advisers, Inc., as the new distributor, to the Funds; (2) to make other changes in connection with the transaction whereby USAA Asset Management Company, the prior investment adviser to the Funds, and USAA Transfer Agency Company (d/b/a USAA Shareholder Account Services), the current transfer agent to the Funds, was acquired by Victory Capital Holdings, Inc., the parent company of Victory Capital Management, Inc.; and (3) to make such other non-material changes as appropriate.

If you have any questions with respect to the enclosed, please contact me at (216) 898-2526.

Sincerely,

/s/ Erin Wagner Erin Wagner Secretary

USAA Mutual Funds Trust

Enclosure